Revenue from contract with customers	12 Months Ended
Dec. 31, 2018
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Revenue from contract with customers
7.	Revenue from contract with customers

7.1	Revenue disaggregation

Operating revenues are comprised of passenger revenues, cargo and mail, and other operating revenues. The following table shows disaggregated operating revenues for the years ended as December 31, 2018, 2017 and 2016.

	2018	2017	2016
Passenger revenue
Passenger revenue	$2,567,316	$2,434,820	$2,142,804
Miles redeemed	20,073	9,431	5,697

	2,587,389	2,444,251	2,148,501
Cargo and mail revenue	62,483	55,290	53,989

	62,483	55,290	53,989
Other operating revenue
Frequent flyer program—marketing services	16,291	13,332	5,378
Other operating revenue	11,464	8,913	11,318

	27,755	22,245	16,696

Total revenue	$2,677,627	$2,521,786	$2,219,186

7.2	Contract balances

The significant contract liabilities are comprises of ticket sales for transportation that has not yet been provided, record as “Air traffic liability” and outstanding loyalty program miles that may be redeemed for future travel, record as “Frequent flyer deferred revenue”.

The table below presents the changes in air traffic liability:

	2018	2017	2016
Balance at beginning of year	$477,168	$399,796	$352,110
Deferred of revenue	2,537,772	2,511,970	2,164,165
Recognition of revenue	(2,543,264)	(2,434,598)	(2,116,479)

Balance at end of year	$471,676	$477,168	$399,796

The contract duration of passenger tickets is one year. Accordingly, any revenue associated with ticket sold for future travel dates will be recognized within twelve months.

The table below presents the activity of the current and non-current frequent flyer liability:

Frequent flyer liability

	2018	2017	2016
Balance at beginning of year	$50,312	$36,682	$18,884
Deferred of revenue	37,575	23,061	23,495
Recognition of revenue	(20,073)	(9,431)	(5,697)

Balance at end of year	$67,814	$50,312	36,682

Current	30,342	17,197	10,358
Non-current	37,472	33,115	26,324

	$67,814	$50,312	$36,682

Contract assets are reflected as account receivable. See note 10.

7.3	Segment reporting

The Company’s business activities are conducted as one operating segment – Air transportation, the reporting results of which are regularly reviewed by management for purposes of analyzing its performance and making decisions about resource allocations. Information concerning operating revenue by geographic area for the period ended December 31 is as follows (in millions):

	2018	2017	2016
North America	$707.2	$610.0	$638.9
Panama	432.6	407.7	369.0
Central America and the Caribbean	289.2	275.3	273.6
Brazil	319.5	363.7	245.4
Argentina	266.3	241.4	178.6
Colombia	214.4	197.9	146.1
Others South America	448.4	425.8	367.6

	$2,677.6	$2,521.8	$2,219.2

The Company attributes revenue to the geographic areas based on point of sales. Our tangible assets and capital expenditures consist primarily of flight and related ground support equipment, which is mobile across geographic markets and, therefore, has not been allocated.